SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2022 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Restricted cash		$ 4,019		¥ 10,396		¥ 28,107
Contract assets		8,192		27,752	¥ 26,107	57,290
Amounts due from related parties		478		2,590		3,345
Prepayments and other current assets		16,009		119,996		111,954
Total current assets		176,769		1,435,679		1,236,166
Long-term investments		7,617		54,052		53,269
Property and equipment, net		871		8,173		6,088
Operating lease right-of-use assets		2,019		10,800		14,122
Intangible assets, net		1,326		11,609		9,271
Goodwill		7,783		54,427	54,427	54,427
Other non-current assets		418		3,639		2,925
Total assets		196,803		1,578,379		1,376,268
Accounts payable		18,566		95,485		129,831
Contract liabilities		42,825		306,112	363,228	299,483	¥ 359,801
Amounts due to related parties		56		154		391
Operating lease liabilities-current		1,157		5,843		8,093
Accrued expenses and other current liabilities		14,682		101,009		102,675
Total current liabilities		77,286		508,603		540,473
Operating lease liabilities-non current		541		4,731		3,785
Deferred income tax liabilities				7,116	7,507	6,726
Total liabilities		77,838		513,800		544,334
Revenues		76,605	¥ 535,709	573,566	571,024
Net loss		(34,228)	(239,350)	(142,757)	(409,722)
Net cash provided by/ (used in) operating activities		(33,037)	(231,019)	(180,240)	(516,202)
Net cash used in investing activities		(11,468)	(80,192)	460,228	351,294
Net cash provided by/ (used in) financing activities
Net increase in cash and restricted cash		(42,654)	(298,274)	268,066	(144,816)
Cash and restricted cash at the beginning of the year		93,023	650,515	382,449	527,265
Cash and restricted cash at the end of the year		50,369	352,241	650,515	382,449
Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net		$ 70		389		488
Revenues			337	163	919
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash				139,299		159,481
Restricted cash				10,396		7,727
Contract assets				27,752		57,290
Prepayments and other current assets				73,556		59,664
Total current assets				421,886		490,383
Long-term investments				54,052		53,269
Property and equipment, net				6,759		5,029
Operating lease right-of-use assets				6,856		9,214
Intangible assets, net				11,507		9,076
Goodwill				54,427		54,427
Other non-current assets				2,949		2,533
Total assets				558,436		623,931
Accounts payable				84,134		116,020
Contract liabilities				299,010		299,279
Operating lease liabilities-current				3,930		5,574
Accrued expenses and other current liabilities				60,321		67,249
Total current liabilities				2,655,390		2,804,831
Operating lease liabilities-non current				2,707		2,186
Deferred income tax liabilities				466		76
Total liabilities				2,658,563		2,807,093
Revenues			495,463	563,277	553,910
Net loss			(82,869)	(33,078)	(232,856)
Net cash provided by/ (used in) operating activities			(46,311)	46,516	(184,395)
Net cash used in investing activities			(12,508)	(3,216)	(6,700)
Net cash provided by/ (used in) financing activities			76,333	(4,712)	218,926
Net increase in cash and restricted cash			17,514	38,588	27,831
Cash and restricted cash at the beginning of the year			149,694	111,106	83,275
Cash and restricted cash at the end of the year			¥ 167,208	149,694	¥ 111,106
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net				112,705		133,813
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net	[1]			49,603		51,573
Amounts due from related parties				8,575		20,835
Amounts due to related parties	[2]			¥ 2,207,995		¥ 2,316,709

[1]	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB389 and RMB488 as of December 31, 2024 and 2025.
[2]	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB154 and RMB391 as of December 31, 2024 and 2025.